TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
		December 31,
		2024	2023
1.	Provided in respect of the following:
	Gross deferred tax assets:
	Carryforward tax losses and credits *) **)	$34,030	$35,636
	Property, equipment and intangibles	28,645	29,055
	Inventory accrual	2,268	1,460
	Vacation accrual	662	686
	Supplementary tax advances	1,530	1,274
	Deferred revenues	-	193
	Research and development costs	7,056	5,167
	Other temporary differences	883	1,860

	Gross deferred tax assets	75,074	75,331

	Valuation allowance	(57,667)	(56,491)

	Net deferred tax assets	17,407	18,840

	Gross deferred tax liabilities:
	Property, equipment and intangibles	(5,511)	(7,042)
	Other temporary differences	-	(314)

	Gross deferred tax liabilities	(5,511)	(7,356)

	Net deferred tax assets	$11,896	$11,484

*)	The amounts are presented after reduction for unrecognized tax benefits of $3,241 and $2,860 as of December 31, 2024 and 2023, respectively.

**)	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2024	2023	2022

Income before taxes on income, as reported in the consolidated statements of income (loss)	$29,201	$28,194	$7,135

Statutory tax rate	23.0%	23.0%	23.0%

Theoretical taxes on income	$6,716	$6,485	$1,641
Currency differences	1,324	(1,212)	621
Tax adjustment in respect of different tax rates	1,313	501	(883)
Changes in valuation allowance	1,176	322	1,999
Expiration of carryforward tax losses	4,033	2,814	1,517
Exempt subsidy income	(9,537)	(5,257)	(6,758)
Release of trapped earnings	-	-	12,880
Exempts income from arbitrations	(4,035)	(975)	-
Nondeductible expenses and other differences	3,362	2,012	2,046

	$4,352	$4,690	$13,063

Schedule of Taxes on Income
	Year ended December 31,
	2024	2023	2022

Current	$2,355	$2,380	$14,940
Deferred	1,997	2,310	(1,877)

	$4,352	$4,690	$13,063

	Year ended December 31,
	2024	2023	2022

Domestic	$4,385	$2,938	$12,154
Foreign	(33)	1,752	909

	$4,352	$4,690	$13,063

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2024	2023	2022

Domestic	$13,207	$24,532	$(7,523)
Foreign	15,994	3,662	14,658

	$29,201	$28,194	$7,135

Schedule of Unrecognized Tax Benefits
	December 31,
	2024	2023

Balance at beginning of year	$3,397	$2,908
Increase (decrease) in tax positions for prior years, net	(221)	212
Increase in tax positions for current year	417	277

Balance at the end of year *)	$3,594	$3,397

*)
The amounts for the years ended December 31, 2024 and 2023 include $3,241 and $2,860, respectively, of unrecognized tax benefits which are presented as a reduction from deferred tax assets, see Note 12d.